Retirement benefit obligations - Schedule of Change in Fair Value of Scheme Assets (Details) - Post-employment retirement benefits - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the fair value of scheme assets
At 1 January	£ 32,697	£ 51,534
Return on plan assets excluding amounts included in interest income	(318)	(20,302)
Interest income	1,602	997
Employer contributions	1,342	2,530
Benefits paid	(1,544)	(2,048)
Settlements	0	(13)
Administrative costs paid	(35)	(34)
Exchange and other adjustments	(11)	33
At 31 December	£ 33,733	£ 32,697